JPMorgan Mid Cap Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL MIDCAP GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	2.92%	11.22%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.76%	3.51%	11.37%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.57%	4.30%	12.14%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	3.06%	10.67%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.65%	3.25%	9.79%